GROUP UNDERTAKINGS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of group undertakings [Abstract]
Schedule of Subsidiary Undertakings
Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Trinity Biotech Manufacturing Limited	Manufacture and saleof diagnostic test kits	Ireland	100%
IDA Business Park, Bray County Wicklow, Ireland

Trinity Research Limited	Research and development	Ireland	100%
IDA Business Park, Bray County Wicklow, Ireland

Trinity Biotech Manufacturing Services Limited	Dormant	Ireland	100%
IDA Business Park, Bray County Wicklow, Ireland

Trinity Biotech Luxembourg Sarl	Investment and provision of financial services	Luxembourg	100%
1, rue Bender, L-1229 Luxembourg

Trinity Biotech Inc	Holding Company	U.S.A.	100%
Girts Road, Jamestown, NY 14702, USA

Clark Laboratories Inc	Manufacture and sale of diagnostic test kits	U.S.A.	100%
Trading as Trinity Biotech (USA) Girts Road, Jamestown NY14702, USA

Mardx Diagnostics Inc	Dormant	U.S.A.	100%
5919 Farnsworth Court Carlsbad CA 92008, USA

Biopool US Inc (trading as Trinity Biotech Distribution)	Sale of diagnostic test kits	U.S.A.	100%
Girts Road, Jamestown NY14702, USA

Primus Corporation	Manufacture and sale of diagnostic test kits and instrumentation	U.S.A.	100%
4231 E 75th Terrace Kansas City, MO 64132, USA

Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Phoenix Bio-tech Corp.	Dormant	Canada	100%
1166 South Service Road West Oakville, ON L6L 5T7 Canada.

Fiomi Diagnostics Holding AB	Discontinued operation (in liquidation)	Sweden	100%
Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden

Fiomi Diagnostics AB	Discontinued operation (in liquidation)	Sweden	100%
Dag Hammarskjöldsv 52A SE-752 37 Uppsala Sweden

Trinity Biotech Do Brasil	Sale of diagnostic test kits	Brazil	100%
Comercio e Importacao Ltda Rua Silva Bueno 1.660 – Cj. 101/102 Ipiranga Sao Paulo Brazil

Trinity Biotech (UK) Ltd	Sales & marketing activities	UK	100%
Mills and Reeve LLP Botanic House 100 Hills Road Cambridge, CB2 1PH United Kingdom

Immco Diagnostics Inc	Manufacture and sale of autoimmune products and laboratory services	U.S.A.	100%
60 Pineview Drive Buffalo NY 14228, USA

Nova Century Scientific Inc	Manufacture and sale of autoimmune products and infectious diseases	Canada	100%
5022 South Service Road Burlington Ontario Canada

Trinity Biotech Investment Ltd	Investment and provision of financial services	Cayman Islands	100%
PO Box 309 Ugland House Grand Cayman KY1-1104 Cayman Islands

Name and registered office	Principal activity	Principal Country of incorporation and operation	Group % holding
Trib Biosensors Inc.	Manufacturing, development, and sale of biosensors	USA	100%
27700 S.W. 95th Avenue, Wilsonville, Oregon 97070, USA

Konamite Limited	Research and development	Ireland	100%
IDA Business Park, Bray County Wicklow, Ireland

Trinity Biotech Joint Venture Limited	Holding Company	Ireland	100%
IDA Business Park, Bray County Wicklow, Ireland

EpiCapture Limited	Research and development	Ireland	100%
19 Mather Road, Mount Merrion, Dublin, Ireland

Metabolomics Diagnostics Limited	Research and development	Ireland	100%
Hoffman Park, Inchera, Little Island, Co. Cork, Ireland

Waveform Technologies Inc.	Manufacturing, development, and sale of biosensors	Slovenia	100%
Obrtna cesta 18, 8310 Sentjernej, Slovenia